Debt, cash and cash equivalents and lease liabilities - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€)
€ in Millions
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 20,168		€ 17,077		€ 17,710
Principal	18,547		16,049		16,468
Interest	1,621	[1]	1,028	[2]	1,242	[3]
Net cash flows related to derivative instruments	263		161		143
Total	20,431		17,238		17,853
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	4,551		4,328		2,153
Principal	4,184		4,105		1,917
Interest	367	[1]	223	[2]	236	[3]
Net cash flows related to derivative instruments	102		71		47
Total	4,653		4,399		2,200
Year 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,092		3,226		2,912
Principal	2,794		3,047		2,703
Interest	298	[1]	179	[2]	209	[3]
Net cash flows related to derivative instruments	109		34		32
Total	3,201		3,260		2,944
Year 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,562		1,288		3,187
Principal	2,319		1,151		3,011
Interest	243	[1]	137	[2]	176	[3]
Net cash flows related to derivative instruments	42		34		23
Total	2,604		1,322		3,210
Year 4
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,241		1,780		1,285
Principal	2,050		1,667		1,151
Interest	191	[1]	113	[2]	134	[3]
Net cash flows related to derivative instruments	1		21		24
Total	2,242		1,801		1,309
Year 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,158		1,388		1,719
Principal	3,001		1,300		1,607
Interest	157	[1]	88	[2]	112	[3]
Net cash flows related to derivative instruments	12		1		16
Total	3,170		1,389		1,735
Year 5 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	4,564		5,067		6,454
Principal	4,199		4,779		6,079
Interest	365	[1]	288	[2]	375	[3]
Net cash flows related to derivative instruments	(3)		0		1
Total	€ 4,561		€ 5,067		€ 6,455

[1]	(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2025
[2]	(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2024
[3]	(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2023